Equity Investments - Equity method investments - (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Schedule Of Equity Method Investments [Line Items]
Investment capital contribution returned			¥ 1,100
Income (loss) from investments	¥ (3,924)	¥ (15,964)	(11,125)
Investments in Two Limited Partnerships
Schedule Of Equity Method Investments [Line Items]
Investment amounts	18,800	22,700
Total considerations				¥ 60,000
Income (loss) from investments	¥ 3,900	¥ 16,200	¥ 11,600